Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	14. RELATED PARTY TRANSACTIONS For the years ended December 31, 2023 and 2022, the Company did not have any transactions with related parties.